CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net revenues	$ 180,045	$ 197,554	$ 172,808
Cost of services and products	120,425	121,915	136,776
Gross profit	59,620	75,639	36,032
Operating expenses:
Research, development and engineering	18,182	16,431	17,833
Marketing and sales	21,793	20,778	17,371
General, administrative and other operating expenses	37,364	47,129	43,999
Impairment of long-lived assets	36,553	0	0
Total operating expenses	113,892	84,338	79,203
Loss from operations	(54,272)	(8,699)	(43,171)
Interest expense, net	(12,972)	(16,709)	(18,485)
Other income (expense), net	(436)	(3,945)	1,350
Loss before income taxes	(67,680)	(29,353)	(60,306)
Income tax expense	2,718	24	4,421
Net income (loss)	(70,398)	(29,377)	(64,727)
Net income attributable to noncontrolling interests	(773)	(865)	(421)
Net loss attributable to ION	$ (71,171)	$ (30,242)	$ (65,148)
Net loss per share:
Basic (usd per share)	$ (5.20)	$ (2.55)	$ (5.71)
Diluted (usd per share)	$ (5.20)	$ (2.55)	$ (5.71)
Weighted average number of common shares outstanding:
Basic (in shares)	13,692	11,876	11,400
Diluted (in shares)	13,692	11,876	11,400
Service
Net revenues	$ 139,038	$ 159,410	$ 130,640
Cost of services and products	100,557	103,124	115,763
Product
Net revenues	41,007	38,144	42,168
Cost of services and products	$ 19,868	$ 18,791	$ 21,013